U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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       1.  Name and address of issuer:         GNA Variable Series Trust
                                               601 Union Street, Suite 5600
                                               Seattle, Washington 98101-2336

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       2.  Name of each series or class of funds for which this notice is filed:
           GNA Adjustable Rate Portfolio
           GNA Government Portfolio
           GNA Growth Portfolio
           GNA Value Portfolio

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       3.  Investment Company Act File Number:                      811-8456

           Securities Act File Number:                              33-77138

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       4.  Last day of fiscal year for which this notice is filed:
                                                              December 31, 1996

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       5.  Check box if this  notice is being filed more than 180 days after the
           close  of  the  issuer's   fiscal  year  for  purposes  of  reporting
           securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
           N/A
                                                                         [  ]
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       6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):
                                                                          N/A

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       7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None

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       8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None

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       9.  Number and aggregate sale price of securities sold during the fiscal year:

           GNA Adjustable Rate Portfolio            199.029          $5,065.21
           GNA Government Portfolio               1,128.082         $29,349.27
           GNA Growth Portfolio                   2,383.119         $86,702.03
           GNA Value Portfolio                    2,255.673         $77,025.23

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



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      10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

           GNA Adjustable Rate Portfolio           199.029     $5,065.21
           GNA Government Portfolio              1,128.082    $29,349.27
           GNA Growth Portfolio                  2,383.119    $86,702.03
           GNA Value Portfolio                   2,255.673    $77,025.23

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      11.  Number and  aggregate  sale  price of  securities  issued  during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

           GNA Adjustable Rate Portfolio       15,809.510     $411,461.70
           GNA Government Portfolio            18,407.287     $478,880.81
           GNA Growth Portfolio                 1,210.606      $47,286.26
           GNA Value Portfolio                  6,301.231     $224,340.65
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      12.  Calculation of registration fee:

           (i)      Aggregate sale price of securities sold during the fiscal
                    year in reliance on rule 24f-2 (from Item 10):                      $  198,141.74
                                                                                    -----------------------

           (ii)     Aggregate price of shares issued in connection with dividend
                    reinvestment plans (from Item 11, if applicable):                   +1,161,969.42
                                                                                    -----------------------

           (iii)    Aggregate  price of shares  redeemed or repurchased  during
                    the fiscal year (if applicable):                                    -  None
                                                                                    -----------------------

           (iv)     Aggregate price of shares redeemed or repurchased and
                    previously applied as a reduction to filing fees pursuant to
                    rule 24e-2 (if applicable):                                         +  N/A
                                                                                    -----------------------

           (v)      Net aggregate price of securities sold and issued during the fiscal year in  reliance on rule 24f-2 [line (i),  plus line
                    (ii), less line (iii), plus line (iv)] (if applicable):
                                                                                        $1,360,111.16
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           (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                    Instruction C.6):
                                                                                         x  .00030303
                                                                                    -----------------------

           (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:              $412.15
                                                                                    =======================

       INSTRUCTION:         ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND
                            (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS
                            AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR.  See
                            Instruction C.3.

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      13.  Check  box if fees are being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                        [X]


           Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 14, 1997

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                                   SIGNATURES

           This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  \s\ Geoffrey S. Stiff
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                        Geoffrey S. Stiff, Senior Vice President and Treasurer
                        --------------------------------------------------------
Date:                   February 10, 1997
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  *Please print the name and title of the signing officer below the signature.

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